Income Taxes - Reconciliation of the statutory U.S. federal income tax rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Federal statutory rate	(21.00%)	(21.00%)
Permanent items	(0.05%)	(0.04%)
Fair market value earnout	(4.72%)
Settlement warrants	13.35%
Stock compensation	(0.02%)
Foreign rate differential	0.00%	0.01%
State taxes	(0.05%)	(1.74%)
Increase in valuation allowance	12.62%	23.01%
R&D credit	(0.13%)	(0.24%)
Other		0.00%
Effective tax rate	0.00%	0.00%